Supplementary cash flow information	12 Months Ended
Sep. 30, 2021
Cash Flow Statement [Abstract]
Supplementary cash flow information	Supplementary cash flow information
a) Net change in non-cash working capital items is as follows for the years ended September 30:

	2021	2020
	$	$
Accounts receivable	(42,336)	225,441
Work in progress	(12,354)	79,809
Prepaid expenses and other assets	(33,631)	21,342
Long-term financial assets	(10,241)	(12,081)
Accounts payable and accrued liabilities	60,822	(105,239)
Accrued compensation and employee-related liabilities	233,670	(19,061)
Deferred revenue	62,307	(48,264)
Income taxes	59,620	(56,627)
Provisions	(105,292)	76,671
Long-term liabilities	1,535	59,822
Derivative financial instruments	(249)	373
Retirement benefits obligations	1,013	(4,022)
	214,864	218,164
b) Non-cash operating and investing activities related to operations are as follows for the years ended September 30:

	2021	2020
	$	$
Operating activities
Accounts payable and accrued liabilities	18,707	4,788
Provisions	805	690
	19,512	5,478
Investing activities
Purchase of PP&E	(18,162)	(4,698)
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	(104,467)	(102,584)
Additions to intangible assets	(1,350)	(780)
	(123,979)	(108,062)
27.    Supplementary cash flow information (continued)
c) Changes arising from financing activities are as follows for the years ended September 30:

	2021			2020
	Long-term debt	Derivative financial instruments to hedge long-term debt	Lease liabilities	Long-term debt	Derivative financial instruments to hedge long-term debt	Lease liabilities
	$	$	$	$	$	$
Balance, beginning of year	3,587,095	32,234	876,370	2,331,207	(29,894)	—
Adoption of IFRS 16 (Note 3)	—	—	—	(30,339)	—	911,525
Opening balance	3,587,095	32,234	876,370	2,300,868	(29,894)	911,525
Cash used in financing activities excluding equity
Net change in unsecured committed revolving credit facility	—	—	—	(334,370)	—	—
Increase of long-term debt	1,885,262	—	—	1,807,167	—	—
Repayment of long-term debt and lease liabilities	(1,888,777)	—	(174,808)	(106,496)	—	(175,320)
Repayment of debt assumed in business acquisitions	—	—	—	(28,281)	—	—
Settlement of derivative financial instruments (Note 31)	—	(6,992)	—	—	(3,903)	—
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets	—	—	102,281	—	—	102,584
Additions through business acquisitions (Note 26)	—	—	5,733	19,333	—	13,592
Changes in foreign currency exchange rates	(172,984)	(8,055)	(30,721)	(77,126)	66,031	31,766
Other	(8,940)	—	(1,915)	6,000	—	(7,777)
Balance, end of year	3,401,656	17,187	776,940	3,587,095	32,234	876,370
d) Interest paid and received and income taxes paid are classified within operating activities and are as follows for the years ended September 30:

	2021	2020
	$	$
Interest paid	131,646	131,433
Interest received	15,929	21,951
Income taxes paid	382,833	390,867
e) Cash and cash equivalents consisted of unrestricted cash as at September 30, 2021 and 2020.